                   ---------------------------------------
                   State Street Research Money Market Fund
                   ---------------------------------------
                               MONEY MARKET FUND
                               -----------------

                   ANNUAL REPORT
                   March 31, 2000



                                  -------------
                                  WHAT'S INSIDE
                                  -------------

                    FROM THE CHAIRMAN

                    America's economic
                    prosperity continues


                    INVESTMENT UPDATE

                    About the fund,
                    economy and markets


                    FUND INFORMATION

                    Facts and figures


                    PLUS, COMPLETE PORTFOLIO HOLDINGS
                    AND FINANCIAL STATEMENTS



                                                       -------------------------
                                                              [Dalbar Logo]
                                                                 DALBAR
                                                         HONORS COMMITMENT TO:
                                                                INVESTORS
                                                                  1999
                                                       -------------------------

                                                            For Excellence
                                                                   in
                                                          Shareholder Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH MONEY MARKET FUND

[Photo of Gerard P. Maus]

DEAR SHAREHOLDER:
America's cycle of economic prosperity has extended to a record-breaking nine consecutive years. Gross domestic product, a measure of goods and services produced in the U.S., rose strongly during the year. It surged ahead at an annualized rate of 7.3% in the fourth quarter of 1999, and slowed only slightly to 5.4% in the first quarter of 2000, despite the efforts of the Federal Reserve Board to cool down the economy by raising interest rates. Beginning in the second half of 1999 and continuing to the end of the reporting period, the Fed raised a key short-term interest rate in five consecutive 1/4% steps from 4.75% to 6.00%.

STOCKS
The U.S. stock market delivered double-digit gains over the 12 months ended March 31, 2000, despite weakness at the end of the period. The S&P 500 rose 17.93%. However, S&P technology stocks accounted for a disproportionate share of those gains. And the technology-heavy NASDAQ gained a stunning 86.25% over the same period.

BONDS
In 1999, the bond market was hurt by factors associated with Y2K. Fears that issuers would go to the market with their debt issues early in the year drove yields up and bond prices down. However, those fears were not realized, and the market began to close the yield gap in the second half of the year. Rising interest rates also hurt the bond market. Mortgage bonds have held up better than government and corporate bonds. Both delivered modest single-digit returns. High yield bonds, which were relatively strong in 1999, finished the fund reporting year behind other bond sectors. Despite a volatile year, long-term U.S. Treasury bonds were helped somewhat by the first repurchase of bonds since the 1930s and by the perception that the Federal Reserve is working to stem inflation through higher interest rates.

INTERNATIONAL
Economic growth around the globe was better than expected during the year. In Asia and the emerging markets of Latin America, economies rebounded from currency and economic woes faster than anticipated. Japan began to show signs of progress in revitalizing its economy after a decade of stagnation and decline. That was reflected in strong stock market performance in 1999, especially among small Japanese companies. However, Japanese stocks lagged early in 2000 as recession fears returned. European stock markets delivered mixed results. European technology stocks, strong at first, suffered from the same volatility that has plagued the U.S. market.

OUTLOOK AND OPPORTUNITIES
As we enter the year 2000, many markets are poised for growth. However, there are also areas, such as the technology sector in the U.S., where extraordinarily high valuations and increasing volatility suggest caution in the months ahead. Now is a good time to consult your financial professional about the strategies that make sense for your personal portfolio. And, as always, we thank you for your confidence in State Street Research funds.

Sincerely,

/s/ Gerard P. Maus
Gerard P. Maus, Chief Executive Officer
State Street Research Funds

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

THE MARKET
o Money market rates trended up throughout 1999 and early 2000, the result of a more restrictive monetary policy implemented by the Federal Reserve Board. The yield on the 90-day U.S. Treasury bill rose from 4.48% on March 31, 1999 to 5.87% on March 31, 2000.

o Longer-term interest rates fluctuated as rising energy prices and uncertainty about inflation increased investor concern about the ability of the economy to sustain its current momentum.

o Money market fund yields typically lag interest rate movements. Therefore, the fund's yield won't immediately reflect any recent change in short-term interest rates.

THE FUND
o Money Market Fund's yield rose from 4.29% on March 31, 1999 to 5.45% (for Class E shares on March 31, 2000). That reflects the five one- quarter-point increases in the federal funds rate since June 1999.

o The Fund's weighted average maturity was 56 days as of March 31, 2000, approximately 8 days longer than the industry average. (Please see the glossary below for more about weighted average maturity.)

o Money Market Fund offers low credit risk and stability of principal and can serve as the liquid portion of a well- balanced investment portfolio.

AN INVESTMENT IN THE FUND IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND
TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 2000)
--------------------------------------------------------------------------------
7-DAY YIELD
--------------------------------------------------------------------------------
Class B(1)                                                               4.46%
--------------------------------------------------------------------------------
Class B                                                                  4.46%
--------------------------------------------------------------------------------
Class C                                                                  4.46%
--------------------------------------------------------------------------------
Class E                                                                  5.45%
--------------------------------------------------------------------------------
Class S                                                                  5.45%
--------------------------------------------------------------------------------
MetLife Securities Money Fund Class T                                    5.45%
--------------------------------------------------------------------------------
The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 1999 to March 31, 2000)

             90-Day            90-Day           10-Year           30-Year
         Treasury Bills    Commercial Paper  Treasury Notes     Treasury Bonds
         --------------    ----------------  --------------     --------------
 3/99        4.47%             4.81%             5.23%             5.62%
 4/99        4.53              4.79              5.34              5.66
 5/99        4.62              4.86              5.62              5.82
 6/99        4.76              5.17              5.78              5.96
 7/99        4.74              5.15              5.90              6.10
 8/99        4.96              5.30              5.97              6.06
 9/99        4.84              5.29              5.87              6.05
10/99        5.08              5.88              6.02              6.16
11/99        5.29              5.81              6.18              6.28
12/99        5.31              5.75              6.43              6.47
 1/00        5.68              5.83              6.66              6.49
 2/00        5.77              5.88              6.41              6.14
 3/00        5.88              6.09              6.01              5.83

Sources: Federal Reserve, IBC/Donoghue

GLOSSARY

YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MAKET FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
March 31, 2000
-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 100.9%
AUTOMOTIVE 14.6%
DaimlerChrysler N.A. Holding Corp., 5.92% .............    $ 8,700,000           6/05/2000           $  8,607,007
DaimlerChrysler N.A. Holding Corp., 5.93% .............      7,600,000           6/14/2000              7,507,360
DaimlerChrysler N.A. Holding Corp., 6.07% .............      5,700,000           7/06/2000              5,607,736
Ford Motor Credit Co., 5.84% ..........................     10,000,000           4/18/2000              9,972,422
Ford Motor Credit Co., 5.87% ..........................     10,000,000           5/22/2000              9,916,842
Ford Motor Credit Co., 6.06% ..........................      2,150,000           6/27/2000              2,118,513
General Motors Acceptance Corp., 5.86% ................      3,075,000           4/24/2000              3,063,488
General Motors Acceptance Corp., 5.84% ................      9,500,000           5/03/2000              9,450,684
General Motors Acceptance Corp., 5.85% ................      8,900,000           5/18/2000              8,832,026
                                                                                                     ------------
                                                                                                       65,076,078
                                                                                                     ------------
BANK 12.2%
BankAmerica Corp., 5.97% ..............................     10,900,000           6/07/2000             10,778,892
Canadian Imperial Holdings, Inc., 5.83% ...............     10,000,000           4/05/2000              9,993,522
Canadian Imperial Holdings, Inc., 5.82% ...............     12,000,000           4/14/2000             11,974,780
Toronto Dominion Holdings, Inc., 5.91% ................     10,000,000           6/01/2000              9,899,858
Toronto Dominion Holdings, Inc., 6.11% ................      2,300,000           7/03/2000              2,263,697
Toronto Dominion Holdings, Inc., 6.15% ................      9,500,000           7/27/2000              9,310,119
                                                                                                     ------------
                                                                                                       54,220,868
                                                                                                     ------------
CANADIAN 10.0%
Province of Ontario Hydro, 5.87% ......................      9,500,000           5/24/2000              9,417,902
Province of British Columbia, 6.17% ...................     13,800,000           8/09/2000             13,492,528
Province of Quebec, 5.77% .............................      7,000,000           4/13/2000              6,986,537
Province of Quebec, 5.85% .............................     15,000,000           5/24/2000             14,870,812
                                                                                                     ------------
                                                                                                       44,767,779
                                                                                                     ------------
CHEMICAL 4.4%
E.I. Du Pont De Nemours & Co., 5.80% ..................     10,000,000           5/16/2000              9,927,500
E.I. Du Pont De Nemours & Co., 5.91% ..................     10,000,000           6/19/2000              9,870,308
                                                                                                     ------------
                                                                                                       19,797,808
                                                                                                     ------------
ELECTRICAL EQUIPMENT 3.8%
Northern States Power Co., 5.78% ......................     10,000,000           4/11/2000              9,983,945
Northern States Power Co., 6.10% ......................      7,025,000           6/08/2000              6,944,056
                                                                                                     ------------
                                                                                                       16,928,001
                                                                                                     ------------
FINANCIAL SERVICE 45.4%
AIG Funding Inc., 5.95% ...............................     12,000,000           5/31/2000             11,881,000
American Express Credit Corp., 6.35% ..................     38,680,000           4/03/2000             38,680,000
American General Corp., 5.93% .........................     10,400,000           6/06/2000             10,286,935
American General Finance Corp., 6.09% .................     11,600,000           7/10/2000             11,403,767
Associates First Capital Corp., 5.85% .................     11,000,000           4/24/2000             10,958,887
Associates First Capital Corp., 6.06% .................     11,000,000           6/27/2000             10,838,905
CIT Group Holdings Inc., 5.93% ........................      5,000,000           6/14/2000              4,939,053
CIT Group Holdings Inc., 6.07% ........................     17,000,000           6/22/2000             16,764,956
Goldman Sachs Group LP, 5.91% .........................      8,200,000           5/01/2000              8,159,615
Goldman Sachs Group LP, 5.91% .........................     12,800,000           5/09/2000             12,720,149
Household Finance Corp., 5.92% ........................     10,000,000           6/12/2000              9,881,600
Household Finance Corp., 6.18% ........................    $12,000,000           8/24/2000             11,701,300
Merrill Lynch & Company Inc., 5.90% ...................     22,000,000           5/11/2000             21,855,778
Norwest Financial Inc., 5.85% .........................      8,700,000           4/26/2000              8,664,656
Norwest Financial Inc., 6.06% .........................     13,300,000           6/30/2000             13,098,505
                                                                                                     ------------
                                                                                                      201,835,106
                                                                                                     ------------
MACHINERY 2.2%
Caterpillar Financial Services NV, 6.13% ..............     10,000,000           8/09/2000              9,778,639
                                                                                                     ------------
MULTI-SECTOR COMPANIES 4.9%
General Electric Capital Corp., 5.83% .................      4,700,000           5/04/2000              4,674,882
General Electric Capital Corp., 5.86% .................      4,400,000           5/18/2000              4,366,338
General Electric Capital Corp., 5.91% .................      2,700,000           6/01/2000              2,672,962
General Electric Capital Corp., 6.07% .................     10,150,000           7/03/2000              9,990,577
                                                                                                     ------------
                                                                                                       21,704,759
                                                                                                     ------------
UTILITY 3.4%
AT&T Corp., 5.80% .....................................     15,000,000           4/06/2000             14,987,917
                                                                                                     ------------
Total Investments (Cost $449,096,955) -- 100.9% ..........................................            449,096,955
Cash and Other Assets, Less Liabilities -- (0.9%) ........................................             (4,196,006)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $444,900,949
                                                                                                     ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2000

ASSETS
Investments, at value (Cost $449,096,955) (Note 1) ..............   $449,096,955
Cash ............................................................          1,385
Receivable for fund shares sold .................................      6,450,821
Receivable from Distributor (Note 3) ............................        510,289
Other assets ....................................................        138,740
                                                                    ------------
                                                                     456,198,190
LIABILITIES
Payable for fund shares redeemed ................................     10,777,105
Dividends payable ...............................................        232,140
Accrued management fee (Note 2) .................................        184,742
Accrued distribution and service fees (Note 5) ..................         29,765
Accrued trustees' fees (Note 2) .................................         18,966
Other accrued expenses ..........................................         54,523
                                                                    ------------
                                                                      11,297,241
                                                                    ------------
NET ASSETS ......................................................   $444,900,949
                                                                    ============
Net Assets consist of:
  Paid-in capital ...............................................   $444,900,949
                                                                    ============
Net Asset Value and offering price per share of Class B(1) shares
  ($2,619,879 / 2,619,879 shares)* ..............................          $1.00
                                                                           =====
Net Asset Value and offering price per share of Class B shares
  ($29,486,497 / 29,486,497 shares)* ............................          $1.00
                                                                           =====
Net Asset Value and offering price per share of Class C shares
  ($1,606,818 / 1,606,818 shares)* ..............................          $1.00
                                                                           =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($319,739,915 / 319,739,915 shares) ...........................          $1.00
                                                                           =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($19,629,159 / 19,629,159 shares) .............................          $1.00
                                                                           =====
Net Asset Value, offering price and redemption
  price per share of Class T shares
  ($71,818,681 / 71,818,681 shares) .............................          $1.00
                                                                           =====
--------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended March 31, 2000

INVESTMENT INCOME
Interest ........................................................   $24,470,349
EXPENSES
Management fee (Note 2) .........................................     2,235,923
Transfer agent and shareholder services (Note 2) ................     1,302,290
Distribution and service fees-Class B(1) (Note 5) ...............        23,688
Distribution and service fees-Class B (Note 5) ..................       326,433
Distribution and service fees-Class C (Note 5) ..................        24,358
Registration fees ...............................................       176,856
Custodian fee ...................................................       132,283
Reports to shareholders .........................................        88,251
Legal fees ......................................................        76,196
Trustees' fees (Note 2) .........................................        29,648
Audit fee .......................................................        26,698
Miscellaneous ...................................................        17,884
                                                                    -----------
                                                                      4,460,508
Expenses borne by the Distributor (Note 3) ......................    (1,134,257)
Fees paid indirectly (Note 2) ...................................       (44,967)
                                                                    -----------
                                                                      3,281,284
                                                                    -----------
Net investment income and net increase in net assets resulting
  from operations ...............................................   $21,189,065
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------

                                                                     YEARS ENDED MARCH 31
                                                               --------------------------------
                                                                   1999               2000
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations ..................        $ 14,810,708        $ 21,189,065
                                                               ------------        ------------
Dividends from net investment income:
  Class B(1) ..........................................              (4,888)            (93,979)
  Class B .............................................            (867,238)         (1,252,515)
  Class C .............................................             (81,088)            (93,225)
  Class E .............................................         (12,916,266)        (17,007,761)
  Class S .............................................            (924,448)         (1,138,955)
  Class T .............................................             (16,780)         (1,602,630)
                                                               ------------        ------------
                                                                (14,810,708)        (21,189,065)
                                                               ------------        ------------
Net increase from fund share transactions (Note 6) ....         139,876,441          53,168,566
                                                               ------------        ------------
Total increase in net assets ..........................         139,876,441          53,168,566
NET ASSETS
Beginning of year .....................................         251,855,942         391,732,383
                                                               ------------        ------------
End of year ...........................................        $391,732,383        $444,900,949
                                                               ============        ============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 2000

NOTE 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers six classes of shares. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. On August 1, 1998, the Fund began offering MetLife Securities Money Fund Class T shares ("Class T"). Class T shares are only offered through Metropolitan and certain affiliates. Class E, Class S and Class T shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 2000, the fees pursuant to such agreement amounted to $2,235,923.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended March 31, 2000, the amount of such expenses was $568,996.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the year ended March 31, 2000 the Fund's transfer agent fees were reduced by $44,967 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $29,648 during the year ended March 31, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended March 31, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $1,134,257.

NOTE 4

For the year ended March 31, 2000, purchases and sales, including maturities, of securities aggregated $9,582,818,079 and $9,546,540,000, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 2000, fees pursuant to such plan amounted to $23,688, $326,433 and $24,358 for Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $13,969, $3,907 and $131 on sales of the Fund's Class B(1), Class B and Class C shares, respectively and that the Distributor collected contingent deferred sales charges aggregating $17,886, $336,266 and $10,023 on redemptions of Class B
(1), Class B and Class C shares, respectively, during the year ended March 31, 2000.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
At March 31, 2000, Metropolitan owned 1,856,515 Class S shares and Metropolitan and certain of its affiliates held of record 62,183,056 Class E shares of the Fund.

Share transactions were as follows:

                                                                                      YEARS ENDED MARCH 31
                                                           -------------------------------------------------------------------------
                                                                           1999                                2000
                                                           ----------------------------------    ----------------------------------
CLASS B(1)                                                    SHARES(a)          AMOUNT(a)           SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................           839,178    $       839,178          9,179,179    $     9,179,179
Issued upon reinvestment of dividends from net
  investment income ....................................               514                514             60,644             60,644
Shares redeemed ........................................          (108,168)          (108,168)        (7,351,468)        (7,351,468)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase ...........................................           731,524    $       731,524          1,888,355    $     1,888,355
                                                           ===============    ===============    ===============    ===============

CLASS B                                                         SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................        73,241,481    $    73,241,481         59,252,420    $    59,252,420
Issued upon reinvestment of dividends from net
  investment income ....................................           753,739            753,739          1,112,907          1,112,907
Shares redeemed ........................................       (58,274,238)       (58,274,238)       (61,166,902)       (61,166,902)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) ................................        15,720,982    $    15,720,982           (801,575)   $      (801,575)
                                                           ===============    ===============    ===============    ===============

CLASS C                                                         SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................        38,269,827    $    38,269,827         24,312,657    $    24,312,657
Issued upon reinvestment of dividends from net
  investment income ....................................            49,352             49,352             69,175             69,175
Shares repurchased .....................................       (38,347,649)       (38,347,649)       (25,060,570)       (25,060,570)
                                                           ---------------    ---------------    ---------------    ---------------
Net decrease ...........................................           (28,470)   $       (28,470)          (678,738)   $      (678,738)
                                                           ===============    ===============    ===============    ===============

CLASS E                                                         SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................     1,500,181,917    $ 1,500,181,917      1,808,245,244    $ 1,808,245,244
Issued upon reinvestment of dividends from net
  investment income ....................................        10,196,998         10,196,998         13,018,579         13,018,579
Shares redeemed ........................................    (1,400,759,486)    (1,400,759,486)    (1,832,618,368)    (1,832,618,368)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) ................................       109,619,429    $   109,619,429        (11,354,545)   $   (11,354,545)
                                                           ===============    ===============    ===============    ===============

CLASS S                                                         SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................        60,674,480    $    60,674,480         61,189,073    $    61,189,073
Issued upon reinvestment of dividends from net
  investment income ....................................           638,114            638,114            731,990            731,990
Shares redeemed ........................................       (47,970,874)       (47,970,874)       (69,133,419)       (69,133,419)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) ................................        13,341,720    $    13,341,720         (7,212,356)   $    (7,212,356)
                                                           ===============    ===============    ===============    ===============

CLASS T                                                         SHARES             AMOUNT             SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................         1,006,510    $     1,006,510        464,822,645    $   464,822,645
Issued upon reinvestment of dividends from net
  investment income ....................................               196                196          1,582,331          1,582,331
Shares repurchased .....................................          (515,450)          (515,450)      (395,077,551)      (395,077,551)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase ...........................................           491,256    $       491,256         71,327,425    $    71,327,425
                                                           ===============    ===============    ===============    ===============
---------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) August 1, 1998 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each year:
                                                                                                                     CLASS B(1)
                                                                                                                  ------------------
                                                                                                                        YEARS
                                                                                                                    ENDED MARCH 31
                                                                                                                  -----------------
                                                                                                                  1999(A)    2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                                              1.000     1.000
                                                                                                                   ------    ------
  Net investment income ($)*                                                                                        0.008     0.038
  Dividends from net investment income ($)                                                                         (0.008)   (0.038)
                                                                                                                   ------    ------
NET ASSET VALUE, END OF YEAR ($)                                                                                    1.000     1.000
                                                                                                                   ======    ======
Total return(b) (%)                                                                                                  0.84(c)   3.88
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                                                               732     2,620
Expense ratio (%)*                                                                                                   1.66(d)   1.66
Expense ratio after expense reductions (%)*                                                                          1.65(d)   1.65
Ratio of net investment income to average net assets (%)*                                                            3.40(d)   3.97
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)                                   0.000     0.002

                                                                                                        CLASS B
                                                                                     -----------------------------------------------
                                                                                                  YEARS ENDED MARCH 31
                                                                                     ----------------------------------------------
                                                                                      1996      1997      1998      1999     2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                1.000     1.000     1.000     1.000     1.000
                                                                                     ------    ------    ------    ------    ------
  Net investment income ($)*                                                          0.041     0.037     0.040     0.038     0.038
  Dividends from net investment income ($)                                           (0.041)   (0.037)   (0.040)   (0.038)   (0.038)
                                                                                     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR ($)                                                      1.000     1.000     1.000     1.000     1.000
                                                                                     ======    ======    ======    ======    ======
Total return(b) (%)                                                                    4.16      3.72      4.09      3.85      3.88
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                              11,884    15,982    14,567    30,288    29,486
Expense ratio (%)*                                                                     1.75      1.75      1.65      1.66      1.66
Expense ratio after expense reductions (%)*                                            1.75      1.75      1.65      1.65      1.65
Ratio of net investment income to average net assets (%)*                              4.06      3.69      4.01      3.73      3.84
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)     0.003     0.002     0.002     0.001     0.002

                                                                                                       CLASS C
                                                                                     -----------------------------------------------
                                                                                                  YEARS ENDED MARCH 31
                                                                                     -----------------------------------------------
                                                                                      1996      1997      1998      1999      2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                1.000     1.000     1.000     1.000     1.000
                                                                                     ------    ------    ------    ------    ------
  Net investment income ($)*                                                          0.041     0.037     0.040     0.038     0.038
  Dividends from net investment income ($)                                           (0.041)   (0.037)   (0.040)   (0.038)   (0.038)
                                                                                     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR ($)                                                      1.000     1.000     1.000     1.000     1.000
                                                                                     ======    ======    ======    ======    ======
Total return(b) (%)                                                                    4.16      3.72      4.09      3.85      3.88
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                               1,964       959     2,314     2,286     1,607
Expense ratio (%)*                                                                     1.75      1.75      1.65      1.66      1.66
Expense ratio after expense reductions (%)*                                            1.75      1.75      1.65      1.65      1.65
Ratio of net investment income to average net assets (%)*                              4.08      3.68      4.01      3.72      3.83
*Reflects voluntary reduction of expenses per share in these amounts (Note 3) ($)     0.003     0.002     0.002     0.001     0.002
------------------------------------------------------------------------------------------------------------------------------------
  (a)  January 1, 1999 (commencement of share class) to March 31, 1999.
  (b)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
  (c)  Not annualized.
  (d)  Annualized.

                                                                                                        CLASS E
                                                                                     -----------------------------------------------
                                                                                                  YEARS ENDED MARCH 31
                                                                                     -----------------------------------------------
                                                                                      1996      1997      1998      1999      2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                1.000     1.000     1.000     1.000     1.000
                                                                                     ------    ------    ------    ------    ------
  Net investment income ($)*                                                          0.051     0.047     0.050     0.048     0.048
  Dividends from net investment income ($)                                           (0.051)   (0.047)   (0.050)   (0.048)   (0.048)
                                                                                     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR ($)                                                      1.000     1.000     1.000     1.000     1.000
                                                                                     ======    ======    ======    ======    ======
Total return(b) (%)                                                                    5.20      4.78      5.12      4.88      4.92
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                             197,109   192,360   221,475   331,094   319,740
Expense ratio (%)*                                                                     0.75      0.75      0.65      0.66      0.66
Expense ratio after expense reductions (%)*                                            0.75      0.75      0.65      0.65      0.65
Ratio of net investment income to average net assets (%)*                              5.06      4.69      5.01      4.74      4.79
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)     0.003     0.002     0.002     0.001     0.003

                                                                                                         CLASS S
                                                                                     -----------------------------------------------
                                                                                                  YEARS ENDED MARCH 31
                                                                                     -----------------------------------------------
                                                                                      1996      1997      1998      1999      2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                1.000     1.000     1.000     1.000     1.000
                                                                                     ------    ------    ------    ------    ------
  Net investment income ($)*                                                          0.051     0.047     0.050     0.048     0.048
  Dividends from net investment income ($)                                           (0.051)   (0.047)   (0.050)   (0.048)   (0.048)
                                                                                     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF YEAR ($)                                                      1.000     1.000     1.000     1.000     1.000
                                                                                     ======    ======    ======    ======    ======
Total return(b) (%)                                                                    5.20      4.78      5.12      4.88      4.92
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                              16,191    14,710    13,500    26,842    19,629
Expense ratio (%)*                                                                     0.75      0.75      0.65      0.66      0.66
Expense ratio after expense reductions (%)*                                            0.75      0.75      0.65      0.65      0.65
Ratio of net investment income to average net assets (%)*                              5.03      4.69      5.01      4.77      4.77
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)     0.003     0.002     0.002     0.001     0.002

                                                                                                                  METLIFE SECURITIES
                                                                                                                  MONEY FUND CLASS T
                                                                                                                  ------------------
                                                                                                                        YEARS
                                                                                                                    ENDED MARCH 31
                                                                                                                   -----------------
                                                                                                                   1999(E)    2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                                                              1.000     1.000
                                                                                                                   ------    ------
  Net investment income ($)*                                                                                        0.031     0.048
  Dividends from net investment income ($)                                                                         (0.031)   (0.048)
                                                                                                                   ------    ------
NET ASSET VALUE, END OF YEAR ($)                                                                                    1.000     1.000
                                                                                                                   ======    ======
Total return(b) (%)                                                                                                  3.15(c)   4.93
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                                                               491    71,819
Expense ratio (%)*                                                                                                   0.66(d)   0.66
Expense ratio after expense reductions (%)*                                                                          0.65(d)   0.65
Ratio of net investment income to average net assets (%)*                                                            4.65(d)   4.78
*Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)                                   0.001     0.003
------------------------------------------------------------------------------------------------------------------------------------
  (a)  January 1, 1999 (commencement of share class) to March 31, 1999.
  (b)  Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
  (c)  Not annualized.
  (d)  Annualized.
  (e)  August 1, 1998 (commencement of shares class) to March 31, 1999.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST AND
THE SHAREHOLDERS OF STATE STREET RESEARCH MONEY MARKET FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Money Market Fund (a series of State Street Research Money Market Trust, hereafter referred to as the "Trust") at March 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2000

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
MONEY MARKET FUND                          Chairman of the Board,                 Interim Chief Operating Officer,
One Financial Center                       President, Chief Executive             Chief Financial Officer,
Boston, MA 02111                           Officer and Treasurer                  Chief Administrative Officer
                                                                                  and Director,
INVESTMENT ADVISER                         JOHN H. KALLIS                         State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       DYANN H. KIESSLING                     BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board,
                                                                                  Chief Executive Officer
DISTRIBUTOR                                THOMAS A. SHIVELY                      and President,
State Street Research                      Vice President                         PictureTel Corporation
Investment Services, Inc.
One Financial Center                       JOSEPH W. CANAVAN                      STEVE A. GARBAN
Boston, MA 02111                           Assistant Treasurer                    Former Senior Vice President
                                                                                  for Finance and Operations and
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH                      Treasurer, The Pennsylvania
State Street Research                      Assistant Treasurer                    State University
Service Center
P.O. Box 8408                              FRANCIS J. MCNAMARA, III               DEAN O. MORTON
Boston, MA 02266-8408                      Secretary and General Counsel          Former Executive Vice President,
1-87-SSR-FUNDS (toll free)                                                        Chief Operating Officer and
                                           DARMAN A. WING                         Director, Hewlett-Packard Company
CUSTODIAN                                  Assistant Secretary and
State Street Bank and                      Assistant General Counsel              SUSAN M. PHILLIPS
Trust Company                                                                     Dean, School of Business and
225 Franklin Street                        AMY L. SIMMONS                         Public Management, George
Boston, MA 02110                           Assistant Secretary                    Washington University; former
                                                                                  Member of the Board of Governors
LEGAL COUNSEL                                                                     of the Federal Reserve System and
Goodwin, Procter & Hoar LLP                                                       Chairman and Commissioner of
Exchange Place                                                                    the Commodity Futures Trading
Boston, MA 02109                                                                  Commission

INDEPENDENT ACCOUNTANTS                                                           TOBY ROSENBLATT
PricewaterhouseCoopers LLP                                                        President,
160 Federal Street                                                                Founders Investments Ltd.;
Boston, MA 02110                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND                         ----------------
One Financial Center                                               Bulk Rate
Boston, MA 02111                                                  U.S. Postage
                                                                      PAID
                                                                   Canton, MA
                                                                   Permit #313
                                                                ----------------



QUESTIONS? COMMENTS?

E-MAIL us at:
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    www.ssrfunds.com

CALL us toll free at 1-87-SSR-FUNDS (1-877-773-8637) or [hearing-impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(c)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:(exp0501)SSR-LD
                                                                    MM-1755-0500